Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2024
Borrowed Funds
Schedule of Long-Term Advances
	2024	2023

FHLBB Long-Term Advances
FHLBB term advance, 0.00%, due November 12, 2025 (1)	$300,000	$300,000
FHLBB term advance, 0.00%, due November 13, 2028 (1)	800,000	800,000
FHLBB option advance, 4.54%, due May 15, 2026	10,000,000	0
FHLBB option advance, 4.74%, due May 26, 2026	5,000,000	0
FHLBB option advance, 3.89%, due February 01, 2027	5,000,000	0
FHLBB option advance, 4.27%, due June 07, 2027	10,000,000	0
Total Long-Term Advances	31,100,000	1,100,000

Overnight Borrowings
Correspondent Banks, 5.56%	0	9,000,000

Total FHLBB Advances and Overnight Borrowings	$31,100,000	$10,100,000
	2024	2023
FRB BTFP Advances
FRB BTFP term advance, 4.92%, due April 26, 2024	$0	$10,000,000
FRB BTFP term advance, 4.71%, due May 13, 2024	0	10,000,000
FRB BTFP term advance, 4.91%, due May 17, 2024	0	6,500,000
FRB BTFP term advance, 4.93%, due December 16, 2024	0	18,000,000
FRB BTFP term advance, 4.83%, due January 17, 2025	41,500,000	0
Total BTFP Advances	$41,500,000	$44,500,000